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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08367

Evergreen Municipal Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for two of its series, Evergreen California Municipal Bond Fund and Evergreen Pennsylvania Municipal Bond Fund, for the quarter ended June 30, 2009. These series have March 31 fiscal year end.

Date of reporting period: June 30, 2009

Item 1 – Schedule of Investments

EVERGREEN CALIFORNIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

June 30, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 98.6%
AIRPORT 3.7%
Sacramento Cnty., CA Arpt. RB, Ser. B, 5.75%, 07/01/2024	$2,000,000	$2,036,540
San Francisco, CA Bay Area Rapid Trans. Dist. RRB, Ser. A, 5.75%, 05/01/2025	3,475,000	3,539,739
Santa Barbara, CA Fin. Auth. RB, Arpt. Proj., 5.00%, 07/01/2039	3,000,000	2,805,840

		8,382,119

EDUCATION 8.0%
California Edl. Facs. Auth. RB:
Pomona College Proj., Ser. A, 5.00%, 01/01/2024	1,000,000	1,085,820
Univ. of Southern California Proj.:
Ser. A, 5.00%, 10/01/2039	5,000,000	5,003,300
Ser. B, 5.00%, 10/01/2038	5,000,000	5,010,650
California Edl. Facs. Auth. RRB, Santa Clara Univ., 5.00%, 09/01/2023, (Insd. by MBIA)	3,750,000	3,780,113
University of California Med. Ctr. RRB, Ser. D, 5.00%, 05/15/2026	3,000,000	3,021,180

		17,901,063

GENERAL OBLIGATION – LOCAL 18.9%
Capistrano, CA Unified Sch. Dist. GO, Ser. C, 5.50%, 08/01/2022	1,215,000	1,272,482
Elk Grove, CA Unified Sch. Dist. Spl. Tax Refunding GO, Cmnty. Facs. Dist. Proj., 6.50%, 12/01/2024, (Insd. by AMBAC)	1,500,000	1,566,195
Fontana, CA Unified Sch. Dist. GO, Ser. A, 5.25%, 08/01/2031	5,000,000	5,013,000
Kaweah Delta, California Hlth. Care Dist. GO, Election of 2003 Proj., 5.25%, 08/01/2028	5,370,000	5,324,999
Kern, CA High Sch. Dist. GO, Election of 1990 Proj., Ser. C, 6.25%, 08/01/2012	1,200,000	1,382,256
Lodi, CA Unified Sch. Dist. GO, 5.00%, 08/01/2022	4,195,000	4,237,789
Long Beach, CA Unified Sch. Dist. GO, Election of 1999 Proj., Ser. C, 5.00%, 08/01/2021	2,245,000	2,259,548
Los Banos, CA Unified Sch. Dist. GO, Election of 1995 Proj., 5.00%, 08/01/2025	1,005,000	1,005,523
Mount Diablo, CA Unified Sch. Dist. GO, 5.00%, 08/01/2024	1,000,000	1,011,060
Natomas, CA Unified Sch. Dist. Refunding GO, 5.95%, 09/01/2021	1,000,000	1,111,790
Riverside, CA Cmnty. College Dist. GO, Ser. A, 5.50%, 08/01/2029	20,000	20,362
Rowland, CA Unified Sch. Dist. GO, Election of 2000 Proj., Ser. B, 5.25%, 08/01/2023	2,115,000	2,176,546
San Diego, CA GO, Pub. Safety Communications Proj., 6.50%, 07/15/2009	1,525,000	1,528,645
San Jose, CA GO, Parks and Public Safety Proj., 5.00%, 09/01/2021	3,830,000	4,040,803
San Jose, CA Unified Sch. Dist. GO, Ser. A:
5.00%, 08/01/2021	1,745,000	1,802,550
5.00%, 08/01/2022	2,680,000	2,752,521
Sanger, CA Unified Sch. Dist. Refunding GO, 5.60%, 08/01/2023	2,530,000	2,423,841
Santa Ana, CA Unified Sch. Dist. GO, 5.375%, 08/01/2019	1,065,000	1,114,267
Upland, CA Unified Sch. Dist. GO, Election of 2000 Proj., Ser. B, 5.125%, 08/01/2025	1,000,000	1,014,480
Vallejo City, CA Unified Sch. Dist. GO, Ser. A, 5.90%, 02/01/2017	1,000,000	1,045,220
Westside, CA Unified Sch. Dist. Refunding GO, Ser. C, 6.00%, 08/01/2014	300,000	347,085

		42,450,962

GENERAL OBLIGATION – STATE 0.5%
California Refunding GO, 5.25%, 04/01/2034	1,000,000	1,146,870

HOSPITAL 14.8%
California Hlth. Facs. Fin. RB:
Adventist Hlth. Svcs., Ser. A, 5.00%, 03/01/2033	3,000,000	2,459,730
Kaiser Permanente, Ser. A, 5.25%, 04/01/2039	2,000,000	1,780,240
Providence Hlth. & Svcs., Ser. C, 6.50%, 10/01/2038	5,400,000	5,754,672
Stanford Hosp. & Clinics, Ser. A, 5.00%, 11/15/2023	2,000,000	1,901,400
California Hlth. Facs. Fin. RRB, Sutter Hlth., Ser. A, 5.25%, 08/15/2022	1,000,000	1,010,050
California Infrastructure EDRB, Kaiser Hosp. Assisted Living, Ser. A, 5.55%, 08/01/2031	3,500,000	3,395,840
California Statewide CDA RB:
Adventist Hlth. Svcs., Ser. A, 5.00%, 03/01/2035	2,875,000	2,318,429
Kaiser Permanente:
Ser. A, 5.00%, 04/01/2016	1,030,000	1,119,435
Ser. C, 5.25%, 08/01/2031	2,000,000	1,838,240
St. Joseph Hlth. Sys., Ser. C, 5.75%, 07/01/2047	5,775,000	5,559,823
Valleycare Hlth. Sys., Ser. A, 5.00%, 07/15/2022	1,000,000	721,580

1

EVERGREEN CALIFORNIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
California Statewide CDA RRB, Mem. Hlth. Svcs., Ser. A, 5.50%, 10/01/2033	$2,000,000	$1,892,380
University of California RB, UCLA Med. Ctr., Ser. A:
5.25%, 05/15/2030	465,000	423,764
5.50%, 05/15/2024	370,000	353,335
Upland, CA RRB, San Antonio Cmnty. Hosp., 5.00%, 01/01/2018	2,745,000	2,744,863

		33,273,781

HOUSING 5.0%
California Dept. of Veteran Affairs RB, Home Purchase Program, Ser. A, 5.35%, 12/01/2027	2,000,000	2,011,820
California Dept. of Veteran Affairs RRB, Home Purchase Program, Ser. A, 4.85%, 12/01/2022	2,450,000	2,198,752
California HFA MHRB, Ser. B, 6.05%, 08/01/2016, (Insd. by AMBAC & FHA)	1,330,000	1,331,370
California Hsg. Fin. Agcy. RB, Home Mtge., Ser. K, 5.60%, 08/01/2038	3,000,000	2,546,100
Los Angeles, CA MHRRB, Ser. A, 4.875%, 08/15/2027, (Insd. by FNMA)	1,200,000	1,166,856
Los Angeles, CA RB, Sonnenblick-Del Rio Dev., Inc., 6.00%, 11/01/2019	2,000,000	2,054,080

		11,308,978

INDUSTRIAL DEVELOPMENT REVENUE 6.0%
California Infrastructure & EDRB, David Gladstone Institute Proj., 5.25%, 10/01/2034	3,000,000	2,719,800
California Infrastructure & EDRRB:
Scripps Institute Proj., Ser. A, 5.00%, 07/01/2029	2,500,000	2,478,150
YMCA Metro. Los Angeles Proj., 5.25%, 02/01/2026	2,000,000	1,867,560
California PCRB, Keller Canyon Landfill Proj., 6.875%, 11/01/2027	5,000,000	5,001,250
Chula Vista, CA IDRB, San Diego Gas, 5.00%, 12/01/2027	1,500,000	1,314,345

		13,381,105

LEASE 6.3%
California Dev. Auth. COP, Crossroads Sch. for Arts & Sciences, 6.00%, 08/01/2028	1,715,000	1,445,316
Modesto, CA Dist. Funding Auth. COP, Ser. B, 5.30%, 07/01/2022	2,360,000	2,360,212
San Bernardino Cnty., CA COP, Med. Ctr. Funding Proj., 5.00%, 08/01/2028	3,500,000	3,167,920
San Mateo Cnty., CA Joint Powers Funding Auth. RRB, Youth Svcs. Campus, Ser. A, 5.00%, 07/15/2033	1,500,000	1,412,025
Torrance, CA COP, Pub. Impt. Proj.:
Ser. A, 5.00%, 06/01/2034	1,310,000	1,198,624
Ser. B, 5.25%, 06/01/2034	2,690,000	2,550,712
West Contra, CA Hlth. Care Dist. COP, 5.50%, 07/01/2029	2,000,000	1,913,560

		14,048,369

MISCELLANEOUS REVENUE 9.1%
Alameda Corridor Trans. Auth. RRB, CCAB, Ser. A, 0.00%, 10/01/2021 †	3,000,000	2,313,240
California CDA RB, California Endowment, 5.00%, 07/01/2033	3,000,000	3,001,080
California Pub. Works Dept. Board Lease RB:
Butterfield Street, Ser. A, 5.25%, 06/01/2024	2,400,000	2,246,976
Dept. of Corrections, Ser. C, 5.50%, 06/01/2023	1,000,000	969,520
Dept. of Mental Hlth., Ser. A, 5.125%, 06/01/2029	2,000,000	1,772,600
Morongo Band of Mission Indians RB, Indians Enterprise Casino Proj., Ser. B, 6.50%, 03/01/2028	2,000,000	1,615,560
Oakland, CA Bldg. Auth. RB, Elihu M. Harris Proj., Ser. A, 5.00%, 04/01/2023	2,330,000	2,268,814
Santa Margarita, CA Dana Point Auth. RRB, Ser. B, 7.25%, 08/01/2013	2,000,000	2,248,320
Virgin Islands Pub. Fin. Auth. RB, Ser. A, 6.75%, 10/01/2037 #	4,000,000	3,974,960

		20,411,070

PORT AUTHORITY 0.5%
Long Beach, CA Harbor RB, Ser. A, 5.75%, 05/15/2013, (Insd. by MBIA)	400,000	410,732
Long Beach, CA Harbor RRB, Ser. A, 6.00%, 05/15/2011, (Insd. by FGIC)	450,000	473,859
Los Angeles, CA Harbor RB, 7.60%, 10/01/2018	110,000	135,665

		1,020,256

PRE-REFUNDED 3.8%
Association of Bay Area Govt. Fin. Auth. RB, Schools of Sacred Heart, Ser. A:
6.15%, 06/01/2015	1,000,000	1,060,620
6.45%, 06/01/2030	2,300,000	2,445,728

2

EVERGREEN CALIFORNIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
California State Dept. Water Reserve RRB, 5.125%, 12/01/2029	$45,000	$49,464
Pacifica, CA RB, Pub. Impt. Proj., 5.875%, 11/01/2029	1,105,000	1,126,227
San Francisco, CA RB, San Bruno Jail Proj. No. 3, 5.25%, 10/01/2033	4,000,000	3,887,440

		8,569,479

RESOURCE RECOVERY 3.8%
California PCRRB, Solid Waste Disposal Mgmt., Inc. Proj., Ser. A, 5.00%, 01/01/2022	9,435,000	8,463,006

SPECIAL TAX 2.4%
Elk Grove, CA Spl. Tax Cmnty. Facs. RB, 5.25%, 09/01/2037	1,000,000	384,660
La Quinta, CA Redev. Agcy. RB, Tax Proj., 5.00%, 09/01/2021	1,000,000	928,050
Long Beach, CA Fin. Auth. RRB, Hsg. & Gas Util. Funding, Ser. A-1, 5.00%, 08/01/2030	5,000,000	4,056,850

		5,369,560

TRANSPORTATION 5.2%
California Foothill/Eastern Trans. Corridor Agcy. RB, CCAB:
0.00%, 01/15/2020, (Insd. by MBIA) †	3,000,000	2,920,200
0.00%, 01/15/2023, (Insd. by MBIA) †	3,000,000	2,830,530
California Foothill/Eastern Trans. Corridor Agcy. RRB, 5.75%, 01/15/2040	7,345,000	5,782,865

		11,533,595

UTILITY 2.1%
Northern California Pub. Power Agcy. RB, 7.50%, 07/01/2023	50,000	65,908
Pasadena, CA Elec. RB, 5.00%, 06/01/2019, (Insd. by MBIA)	4,625,000	4,705,660

		4,771,568

WATER & SEWER 8.5%
California State Dept. Water Reserve RRB, 5.125%, 12/01/2029	1,955,000	1,975,097
Los Angeles, CA Dept. of Water & Power RB:
Ser. A:
5.00%, 07/01/2035	3,000,000	3,008,790
5.00%, 01/01/2039	1,050,000	1,050,788
5.00%, 07/01/2039	1,000,000	965,360
Ser. A-1, 5.00%, 07/01/2039	2,000,000	1,930,720
Ser. C, 5.00%, 07/01/2035	2,935,000	2,946,476
Riverside, CA Water RB, Ser. B, 5.00%, 10/01/2038, (LOC: FSA)	5,000,000	4,850,150
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RRB, 5.00%, 12/01/2027, (Insd. by AMBAC)	1,250,000	1,230,725
Southern California Waterworks RB, Metro. Water Dist., Ser. A, 5.00%, 07/01/2032	1,000,000	1,011,170

		18,969,276

Total Municipal Obligations (cost $227,452,110)		221,001,057

	Shares	Value

SHORT-TERM INVESTMENTS 2.2%
MUTUAL FUND SHARES 2.2%
Evergreen California Municipal Money Market Fund, Class I, 0.09% q ø ## (cost $4,867,082)	4,867,082	4,867,082

Total Investments (cost $232,319,192) 100.8%		225,868,139
Other Assets and Liabilities (0.8%)		(1,739,119)

Net Assets 100.0%		$224,129,020

†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

#	When-issued or delayed delivery security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

3

EVERGREEN CALIFORNIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
CCAB	Convertible Capital Appreciation Bond
CDA	Community Development Authority
COP	Certificates of Participation
EDRB	Economic Development Revenue Bond
EDRRB	Economic Development Refunding Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond

The following table shows the percent of total investments by geographic location as of June 30, 2009:

California	96.0%
U.S. Virgin Islands	1.8%
Non-state specific	2.2%

100.0%

On June 30, 2009, the aggregate cost of securities for federal income tax purposes was $232,319,192. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,305,868 and $10,756,921, respectively, with a net unrealized depreciation of $6,451,053.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Valuation hierarchy

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Debt securities issued by states in the U.S. and its political subdivisions	$ 0	$221,001,057	$0	$221,001,057
Short-term investments	4,867,082	0	0	4,867,082

	$4,867,082	$221,001,057	$0	$225,868,139

4

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

June 30, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 98.5%
AIRPORT 3.0%
Allegheny Cnty., PA Arpt. RRB, Pittsburgh Intl. Arpt., Ser. A-1, 5.75%, 01/01/2012	$5,500,000	$5,708,450
Lehigh & Northampton, PA Arpt. Auth. RB, Ser. A, 6.00%, 05/15/2025	3,000,000	3,004,050
Philadelphia, PA IDA Arpt. RB, Philadelphia Arpt. Sys. Proj., Ser. A:
5.50%, 07/01/2016	1,630,000	1,640,953
5.50%, 07/01/2017	1,250,000	1,247,600

		11,601,053

COMMUNITY DEVELOPMENT DISTRICT 0.2%
Henderson, NV Local Impt. Dist. RB, 5.25%, 09/01/2026 +	2,500,000	951,000

CONTINUING CARE RETIREMENT COMMUNITY 7.2%
Cumberland Cnty., PA Muni. Auth. RB, Diakon Lutheran Ministries Proj., 5.00%, 01/01/2036	10,000,000	7,479,200
Lancaster Cnty., PA Hosp. Auth. RRB, Brethren Vlg. Proj., Ser. A:
6.10%, 07/01/2022	375,000	353,194
6.50%, 07/01/2040	65,000	56,120
Lebanon Cnty., PA Hlth. Facs. Auth. RB, Pleasant View Retirement:
Ser. A:
5.00%, 12/15/2014	1,130,000	1,049,194
5.00%, 12/15/2015	1,085,000	970,836
5.125%, 12/15/2020	2,150,000	1,650,447
Ser. B, 4.65%, 12/15/2029	4,625,000	4,477,185
Montgomery Cnty., PA IDA RRB, ACTS Retirement Cmnty., Ser. B:
5.00%, 11/15/2016	1,500,000	1,468,710
5.00%, 11/15/2017	2,360,000	2,292,292
5.00%, 11/15/2022	7,900,000	7,119,322
Pennsylvania EDRB, Dr. Gertrude A. Barber Ctr., 5.90%, 12/01/2030	1,000,000	852,310

		27,768,810

EDUCATION 22.6%
Allegheny Cnty., PA Higher Ed. Bldg. Auth. RB, Chatham College, Ser. A, 5.375%, 09/01/2028	6,075,000	5,236,103
Bucks Cnty., PA IDA RB, Lane Charter Sch. Proj., Ser. A, 4.875%, 03/15/2027	1,700,000	1,253,614
Charleston, SC Edl. Excellence Fin. Corp. RB, Charleston Cnty. Sch. Dist. Proj., 5.25%, 12/01/2025 ‡	3,230,000	3,286,137
Chester Cnty., PA IDA RB, Avon Grove Charter Sch. Proj., Ser. A:
5.65%, 12/15/2017	895,000	771,526
6.25%, 12/15/2027	2,370,000	1,816,155
Delaware Cnty., PA College Auth. RB, Haverford College, 5.75%, 11/15/2025	1,000,000	1,041,090
Gettysburg, PA Muni. Auth. College RB, 5.00%, 08/15/2018	1,000,000	1,003,240
Lancaster, PA Higher Ed. Auth. RB, Franklin & Marshall College Proj.:
5.00%, 04/15/2037	1,000,000	939,960
Ser. A, 5.25%, 04/15/2014	1,000,000	1,076,420
Latrobe, PA IDA RB, St. Vincent College Proj., 5.375%, 05/01/2024	5,000,000	4,553,400
Lehigh Cnty., PA Gen. Purpose Auth. RB, Cedar Crest College:
5.00%, 04/01/2021, (Insd. by Radian Group, Inc.)	2,335,000	2,049,990
5.00%, 04/01/2026, (Insd. by Radian Group, Inc.)	1,000,000	828,520
Mars, PA Area Sch. Dist. GO, 5.00%, 06/01/2036, (Insd. by FSA)	7,475,000	7,301,729
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB, Arcadia Univ., 5.00%, 04/01/2036, (Insd. by Radian Group, Inc.)	2,000,000	1,585,600
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RRB, Arcadia Univ., 5.00%, 04/01/2027, (Insd. by Radian Group, Inc.)	6,210,000	5,283,157
Pennsylvania Higher Edl. Facs. Auth. RB:
Thomas Jefferson Univ., 5.50%, 01/01/2018	325,000	336,807
Ursinus College, 5.00%, 01/01/2036, (Insd. by Radian Group, Inc.)	950,000	763,905
Widener Univ.:
5.00%, 07/15/2026	1,300,000	1,177,878
5.00%, 07/15/2039	1,000,000	816,450
5.25%, 07/15/2024	2,000,000	1,765,780
5.40%, 07/15/2036	5,500,000	4,523,970

1

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Pennsylvania Higher Edl. Facs. Auth. RRB:
Assn. of Independent Colleges & Univ., Ser. FF2, 5.00%, 12/15/2024	$3,070,000	$2,715,292
Lasalle Univ., Ser. A, 5.25%, 05/01/2027	5,250,000	4,602,727
Univ. of Pennsylvania, Ser. A, 5.00%, 09/01/2017	2,000,000	2,242,700
Univ. Properties Student Hsg., 5.00%, 08/01/2035, (Insd. by CIFG Svcs., Inc.)	1,750,000	1,319,483
Pennsylvania State Univ. RB, Ser. A:
5.00%, 03/01/2023	3,000,000	3,244,710
5.00%, 03/01/2026	500,000	529,860
5.00%, 03/01/2028	750,000	784,485
Pennsylvania State Univ. RRB, Ser. A, 5.00%, 08/15/2027	1,750,000	1,828,435
Philadelphia, PA IDA RB:
American College of Physicians, 6.00%, 06/15/2030	5,500,000	5,499,835
First Philadelphia Charter, Ser. A:
5.30%, 08/15/2017	950,000	837,653
5.625%, 08/15/2025	3,540,000	2,737,447
Ser. A, 5.30%, 09/15/2027	5,150,000	3,734,214
Wilkes-Barre, PA Fin. Auth. RRB, Wilkes Univ. Proj.:
5.00%, 03/01/2022	3,315,000	2,887,299
5.00%, 03/01/2027	2,600,000	2,148,302
5.00%, 03/01/2037	5,500,000	4,194,795

		86,718,668

ELECTRIC REVENUE 0.7%
Pennsylvania EDA Fin. Exempt Facs. RRB, Exelon Generation Co., Ser. A, 5.00%, 12/01/2042	2,500,000	2,506,625

GENERAL OBLIGATION – LOCAL 6.9%
Berks Cnty., PA Refunding GO:
5.00%, 11/15/2021	5,000,000	5,407,400
5.00%, 11/15/2022	5,000,000	5,366,450
Central Bucks Sch. Dist., PA Refunding GO, 5.00%, 05/15/2025	6,400,000	6,817,728
Downingtown Sch. Dist., PA Refunding GO, Ser. AA, 5.00%, 11/01/2018	4,000,000	4,525,200
Montgomery Cnty., PA Refunding GO, Ser. A:
5.00%, 12/01/2017	1,585,000	1,824,493
5.00%, 12/01/2018	1,165,000	1,340,379
5.00%, 12/01/2019	1,025,000	1,169,310

		26,450,960

GENERAL OBLIGATION – STATE 2.6%
Pennsylvania GO:
Ser. 1, 5.00%, 05/15/2024	4,305,000	4,618,103
Ser. 2, 5.00%, 04/15/2027	5,000,000	5,289,300

		9,907,403

HOSPITAL 17.1%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Univ. of Pittsburgh Med. Ctr. Hlth. Sys., Ser. A, 5.00%, 09/01/2018	7,800,000	8,024,874
Allegheny Cnty., PA Hosp. Dev. Auth. RRB, Jefferson Regl. Med. Ctr., Ser. A, 5.00%, 05/01/2015	1,950,000	1,919,580
Berks Cnty., PA Muni. Auth. Hosp. RB, Reading Hosp. & Med. Ctr. Proj., 5.70%, 10/01/2014	2,110,000	2,278,863
Erie Cnty., PA Hosp. Auth. RB, Hamot Hlth. Foundation, 5.00%, 11/01/2035, (Insd. by CIFG Svcs., Inc.)	750,000	631,290
Geisinger, PA Hlth. Sys. Auth. RB, Ser. A, 5.25%, 06/01/2039	3,000,000	2,898,930
Lancaster Cnty., PA Hosp. Auth. RRB, Brethren Vlg. Proj., Ser. A, 6.375%, 07/01/2030	500,000	440,985
Lebanon Cnty., PA Hlth. Facs. Auth. Hlth. Ctr. RRB, Good Samaritan Hosp. Proj., 5.00%, 11/15/2018	4,000,000	3,593,800
Lehigh Cnty., PA Gen. Purpose Auth. RB, Lehigh Valley Hosp., Inc., Ser. A, 7.00%, 07/01/2016, (Insd. by MBIA)	2,500,000	2,884,025

2

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Monroe Cnty., PA Hosp. Auth. RRB, Pocono Med. Ctr.:
5.00%, 01/01/2027	$3,530,000	$3,047,555
5.125%, 01/01/2037	1,415,000	1,144,183
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. Hosp. RB, Abington Mem. Hosp., Ser. A, 5.00%, 06/01/2022	13,535,000	12,432,304
Mount Lebanon, PA Hosp. Auth. RB, St. Clair Mem. Hosp., Ser. A, 5.50%, 07/01/2022	4,400,000	4,284,544
Pennsylvania Higher Edl. Facs. Auth. RB, Univ. of Pennsylvania Med. Ctr. Hlth. Sys., Ser. A, 6.25%, 01/15/2017	4,000,000	4,305,520
Pennsylvania Higher Edl. Facs. Auth. RRB, Allegheny Delaware Valley Obl., Ser. B, 5.875%, 11/15/2021	3,550,000	2,851,573
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RRB, Jefferson Hlth. Sys., Ser. A, 5.125%, 05/15/2018	8,850,000	8,883,630
Puerto Rico Pub. Bldgs. Auth. Gtd. Pub. Ed. & Hlth. Facs. RRB, Ser. M, 5.70%, 07/01/2009	1,800,000	1,800,000
Washington Cnty., PA Hosp. Auth. RRB, Monongahela Valley Hosp. Proj.:
5.50%, 06/01/2017	2,385,000	2,421,801
6.25%, 06/01/2022	1,750,000	1,781,692

		65,625,149

HOUSING 0.8%
Pennsylvania Hsg. Fin. Agcy. SFHRB, Ser. 95-A, 4.875%, 10/01/2031	2,650,000	2,394,593
Pittsburgh, PA Urban Redev. Auth. Mtge. RB, Ser. A, 5.00%, 10/01/2036, (Insd. by FHLMC, FNMA & GNMA)	815,000	744,869

		3,139,462

INDUSTRIAL DEVELOPMENT REVENUE 6.0%
Bradford Cnty., PA IDA Solid Waste Disposal RRB, Intl. Paper Co. Proj., Ser. A, 4.70%, 03/01/2019	11,000,000	8,964,010
Pennsylvania EDFA Solid Waste Disposal RB, Waste Mgmt., Inc. Proj., Ser. A:
4.70%, 11/01/2021	7,500,000	6,732,825
7.00%, 11/01/2021	1,500,000	1,538,760
Schuylkill Cnty., PA IDRB, Pine Grove Landfill, Inc., FRN, 6.25%, 10/01/2019	6,000,000	6,000,000

		23,235,595

LEASE 2.3%
Dauphin Cnty., PA Gen. Auth. RB, Office & Parking-Riverfront Office Proj., 6.00%, 01/01/2025	4,000,000	2,783,080
Pennsylvania EDFA RB, 30th Street Station Garage Proj.:
5.00%, 06/01/2013, (Insd. by ACA)	2,900,000	2,826,485
5.80%, 06/01/2023, (Insd. by ACA)	3,515,000	3,149,194

		8,758,759

MISCELLANEOUS REVENUE 8.7%
Delaware Valley, PA Regl. Fin. Auth. RB:
Ser. A, 5.50%, 08/01/2028, (Insd. by AMBAC)	15,000,000	15,539,700
Ser. B, 5.60%, 07/01/2017, (Insd. by AMBAC)	2,000,000	2,203,340
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj., 5.50%, 10/01/2030, (Insd. by ACA)	1,000,000	763,840
New Morgan, PA Muni. Auth. RB, Cmnwlth. Office Proj., Ser. A, 6.50%, 06/01/2025	2,560,000	1,863,680
Pennsylvania IDA EDRB, 5.50%, 07/01/2018, (Insd. by AMBAC)	8,500,000	8,915,650
Philadelphia, PA Redev. Auth. RB, Neighborhood Transformation, Ser. A:
5.50%, 04/15/2016	1,000,000	1,029,990
5.50%, 04/15/2022	500,000	503,435
Pittsburgh, PA Pub. Parking Auth. RRB, Ser. A, 5.00%, 12/01/2025, (Insd. by FGIC)	2,500,000	2,494,350

		33,313,985

PORT AUTHORITY 0.5%
Allegheny Cnty., PA Port Auth. Trans. RRB, 5.50%, 03/01/2016	2,000,000	2,072,180

PRE-REFUNDED 7.7%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Pittsburgh Mercy Hlth. Sys.:
5.625%, 08/15/2018, (Insd. by AMBAC)	2,000,000	2,097,500
5.625%, 08/15/2026, (Insd. by AMBAC)	4,210,000	4,339,289

3

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Allegheny Cnty., PA Hosp. Dev. Auth. RRB, Pittsburgh Mercy Hlth. Sys., 5.50%, 08/15/2010, (Insd. by AMBAC)	$1,510,000	$1,516,886
Allegheny Cnty., PA Redev. Auth. Tax RB, Waterfront Proj., Ser. A, 6.30%, 12/15/2018	2,015,000	2,188,713
Allegheny Cnty., PA Sanitation Auth. Sewer RB:
5.50%, 12/01/2030, (Insd. by MBIA)	4,550,000	4,858,035
5.75%, 12/01/2014, (Insd. by MBIA)	2,390,000	2,560,168
Bucks Cnty., PA IDA RB, Pennswood Vlg. Proj., Ser. A:
6.00%, 10/01/2027	1,000,000	1,152,880
6.00%, 10/01/2034	1,400,000	1,614,032
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB, Philadelphia Geriatric Ctr., Ser. A, 7.25%, 12/01/2024	2,500,000	2,618,400
Neshaminy, PA Water Resources Auth. RB, 5.40%, 03/01/2013	710,000	761,056
Pennsylvania Higher Edl. Facs. Auth. RB, Capital Acquisition, 6.00%, 12/15/2012, (Insd. by MBIA)	1,610,000	1,734,759
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Chestnut Hill College, 6.00%, 10/01/2029	1,500,000	1,550,520
Pittsburgh, PA Water & Sewer Sys. RRB, 7.25%, 09/01/2014, (Insd. by FGIC)	675,000	768,541
South Central Pennsylvania Gen. Auth. RRB, Wellspan Hlth., ETM, 5.375%, 05/15/2028	1,620,000	1,707,804

		29,468,583

RESOURCE RECOVERY 2.8%
Pennsylvania EDFA Resource Recovery RRB, Colver Proj.:
Ser. F, 5.00%, 12/01/2015, (Insd. by AMBAC)	2,500,000	2,310,525
Ser. G, 5.125%, 12/01/2015	1,850,000	1,571,927
Pennsylvania EDFA RRB, Colver Proj., Ser. F, 4.625%, 12/01/2018	8,170,000	6,885,104

		10,767,556

SPECIAL TAX 1.1%
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A:
5.20%, 10/01/2009	1,000,000	1,005,980
5.50%, 10/01/2013	1,000,000	1,008,330
5.625%, 10/01/2025	2,250,000	2,103,165

		4,117,475

TRANSPORTATION 5.2%
Pennsylvania Turnpike Commission RB, Ser. A, 5.50%, 12/01/2031, (Insd. by AMBAC)	2,000,000	2,029,820
Pennsylvania Turnpike Commission RRB:
Ser. A, 5.25%, 07/15/2021, (Insd. by FSA)	3,545,000	3,884,434
Ser. C, 6.25%, 06/01/2038, (Insd. by Assured Guaranty Corp.)	13,000,000	14,222,520

		20,136,774

WATER & SEWER 3.1%
Allegheny Cnty., PA Sanitation Auth. Sewer RB, 5.50%, 12/01/2030, (Insd. by MBIA)	825,000	834,941
Allegheny Cnty., PA Sanitation Auth. Sewer RRB, 5.375%, 12/01/2018, (Insd. by MBIA)	2,080,000	2,146,165
Philadelphia, PA Water & Wastewater RB, 6.25%, 08/01/2012, (Insd. by MBIA)	4,000,000	4,437,720
University Area Joint Auth. of Pennsylvania Sewer RRB, 5.25%, 11/01/2014, (Insd. by MBIA)	4,355,000	4,655,234

		12,074,060

Total Municipal Obligations (cost $403,636,924)		378,614,097

	Shares	Value

SHORT-TERM INVESTMENTS 1.2%
MUTUAL FUND SHARES 1.2%
Evergreen Institutional Municipal Money Market Fund, Class I, 0.42% q ø (cost $4,628,775)	4,628,775	4,628,775

Total Investments (cost $408,265,699) 99.7%		383,242,872
Other Assets and Liabilities 0.3%		1,319,659

Net Assets 100.0%		$384,562,531

4

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)
+	Security is deemed illiquid.
‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments by geographic location as of June 30, 2009:

Pennsylvania	95.9%
U.S. Virgin Islands	1.1%
South Carolina	0.9%
Puerto Rico	0.5%
Florida	0.2%
Nevada	0.2%
Non-state specific	1.2%

100.0%

At June 30, 2009, the Fund had the following Floating-Rate Notes outstanding:

Floating-Rate Notes Outstanding	Interest Rate	Collateral for Floating-Rate Notes Outstanding

$1,615,000	4.53%	$3,286,137

On June 30, 2009, the aggregate cost of securities for federal income tax purposes was $408,265,699. The gross unrealized appreciation and depreciation on securities based on tax cost was $6,777,242 and $31,800,069, respectively, with a net unrealized depreciation of $25,022,827.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

5

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

June 30, 2009 (unaudited)

Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. Pursuant to Statement of Financial Accounting Standards No. 140, Accounting for Transfer and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS 140”), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

Valuation hierarchy

Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Debt securities issued by states in the U.S. and its political subdivisions	$ 0	$378,614,097	$0	$378,614,097
Short-term Investments	4,628,775	0	0	4,628,775

	$4,628,775	$378,614,097	$0	$383,242,872

6

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: August 28, 2009

By:	/s/ Jeremy DePalma
Jeremy DePalma Principal Financial Officer

Date: August 28, 2009